Leases - Additional Information (Details) $ in Thousands		12 Months Ended
	Jan. 01, 2022 USD ($)	Dec. 31, 2022 USD ($) Aircrafts	Dec. 31, 2021 USD ($)	Jun. 30, 2023 USD ($)
Lessee, Lease, Description [Line Items]
Operating lease right-of-use assets		$ 1,143	$ 0	$ 446
Operating lease liability current		903	0	317
Operating lease future minimum payment due			2,766
Finance lease right-of-use assets		800
Operating Lease Commitement Aircraft
Lessee, Lease, Description [Line Items]
Operating lease rental expenses		1,200
Lease rental expense			1,900
Operating lease liability current		700
Non Cancellable Aircraft and Non Aircraft Agreements
Lessee, Lease, Description [Line Items]
Operating lease costs		$ 1,700
Amortization of lease assets			2,500
Operating lease weighted average discount rate		7.50%
Operating Lease Commitement Non Aircraft
Lessee, Lease, Description [Line Items]
Operating lease liability			900
Operating lease future minimum payment due		$ 500
Accounting Standards Update 2016-02 | Non Cancellable Aircraft and Non Aircraft Agreements
Lessee, Lease, Description [Line Items]
Operating lease right-of-use assets	$ 800
Operating lease liability	800
Surf Air Leased Aircraft Hangar Tie Down Space and Related Office Space | Operating Lease Commitement Non Aircraft
Lessee, Lease, Description [Line Items]
Operating lease rental expenses		$ 500
Lease rental expense			600
Tahoe Terminal Lease | Operating Lease Commitement Non Aircraft
Lessee, Lease, Description [Line Items]
Operating lease month of expiry		2023-07
Hawthorne Headquarters Office Lease | Operating Lease Commitement Non Aircraft
Lessee, Lease, Description [Line Items]
Operating lease month of expiry		2025-01
Southern Airways Corporation
Lessee, Lease, Description [Line Items]
Operating lease right-of-use assets	11,200	$ 15,149		13,476
Operating lease liability	11,900	16,132	13,553
Operating lease liability current		3,302		3,572
Deferred rent credit derecognition	700
Finance lease right-of-use assets	2,000	1,546		$ 1,301
Finance lease, liability	$ 2,000	$ 1,972	2,103
Number of aircraft operated | Aircrafts		27
Capital leased assets			2,400
Accumulated amortization			354
Southern Airways Corporation | Accounting Standards Update 2016-02
Lessee, Lease, Description [Line Items]
Operating lease right-of-use assets			0
Operating lease liability current			0
Finance lease right-of-use assets			$ 0
Southern Airways Corporation | Minimum
Lessee, Lease, Description [Line Items]
Operating lease weighted average discount rate	6.70%
Lessee, finance lease, discount rate	4.80%
Lessee, operating lease, term of contract		3 years
Southern Airways Corporation | Maximum
Lessee, Lease, Description [Line Items]
Operating lease weighted average discount rate	8.90%
Lessee, finance lease, discount rate	9.80%
Lessee, operating lease, term of contract		5 years